FINANCIAL INSTRUMENTS - Currency Risk (Details) - Currency risk - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 2,748,000	$ (322,000)
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in net loss due to reasonably possible increase in designated risk component	$ 275,000	32,000
Increase (decrease) in net loss due to reasonably possible decrease in designated risk component	275,000	32,000
Increase (decrease) in comprehensive loss due to reasonably possible increase in designated risk component	275,000	32,000
Increase (decrease) in comprehensive loss due to reasonably possible decrease in designated risk component	275,000	32,000
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	1,033,000	14,000
Trade receivables, net of provision [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	2,165,000	2,000
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 450,000	$ 338,000